Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	£ 3,496	£ 2,806
Covered bonds	12,529	14,242
Securitisation programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	3,496	2,806
Instruments providing security for notes	30,921	29,384
Covered bond programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	12,529	14,242
Instruments providing security for bonds	25,818	28,231
Restricted cash deposits	£ 3,677	£ 3,896